Cover	Dec. 22, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2020
Entity File Number	33-59650
Entity Registrant Name	Revlon Consumer Products Corporation
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	527-4000
Entity Tax Identification Number	13-3662953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000890547
Revlon, Inc.
Document Information [Line Items]
Entity File Number	1-11178
Entity Registrant Name	Revlon, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	527-4000
Entity Tax Identification Number	13-3662955
Title of 12(b) Security	Class A Common Stock
Trading Symbol	REV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000887921